Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Intangible Assets, Net

7. Intangible Assets, Net

Intangible asset, net, consisted of the following

	As of December, 2023	As of December, 2024
	US$	US$
Purchased software	306	—
Less: accumulated amortization	(306)	—
	—	—

Amortization expenses for the year ended December 31, 2024, 2023 and 2022 were approximately nil, $88 and $138 respectively.